Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Information

9. Segment Information

        As a result of certain organizational realignments effective January 1, 2014, we evaluated changes to our internal financial reporting to better align our internal reporting to how we will manage our business going forward. This evaluation resulted in changes to our reportable segments effective January 1, 2014 and, as a result, we have restated previously reported segment information. As a result of the changes to our reportable segments, the former North American Business segment has been separated into two unique reportable segments, which we refer to as (1) our North American Records and Information Management Business segment and (2) our North American Data Management Business segment. In addition, the Emerging Businesses segment, which was previously reported as a component of the former North American Business segment, is now reported as a component of our Corporate and Other segment.

        Our reportable operating segments and Corporate and Other are described as follows:

  •
  North American Records and Information Management Business—storage and information management services throughout the United States and Canada, including the storage of paper documents, as well as other media such as microfilm and microfiche, master audio and videotapes, film, X-rays and blueprints, including healthcare information services, vital records services, service and courier operations, and the collection, handling and disposal of sensitive documents for corporate customers ("Records Management"); information destruction services ("Destruction"); DMS; the storage, assembly, and detailed reporting of customer marketing literature and delivery to sales offices, trade shows and prospective customers' sites based on current and prospective customer orders ("Fulfillment Services"); and technology escrow services that protect and manage source code ("Intellectual Property Management").

  •
  North American Data Management Business—the storage and rotation of backup computer media as part of corporate disaster recovery plans throughout the United States and Canada, including service and courier operations ("Data Protection & Recovery"); server and computer backup services; digital content repository systems to house, distribute, and archive key media assets; and storage, safeguarding and electronic or physical delivery of physical media of all types, primarily for entertainment and media industry clients.

  •
  International Business—storage and information management services throughout Europe, Latin America and Asia Pacific, including Records Management, Data Protection & Recovery, Destruction and DMS. Our European operations provide Records Management, Data Protection & Recovery and DMS throughout Europe, and Destruction services are primarily provided in the United Kingdom and Ireland. Our Latin America operations provide Records Management, Data Protection & Recovery, Destruction and DMS throughout Argentina, Brazil, Chile, Colombia, Mexico and Peru. Our Asia Pacific operations provide Records Management, Data Protection & Recovery, Destruction and DMS throughout Australia, with Records Management and Data Protection & Recovery services also provided in certain cities in India, Singapore, Hong Kong-SAR and China.

  •
  Corporate and Other—consists of our data center business in the United States, the primary product offering of our Emerging Businesses segment, as well as costs related to executive and staff functions, including finance, human resources and information technology, which benefit the enterprise as a whole. These costs are primarily related to the general management of these functions on a corporate level and the design and development of programs, policies and procedures that are then implemented in the individual segments, with each segment bearing its own cost of implementation. Corporate and Other also includes stock-based employee compensation expense associated with all Employee Stock-Based Awards.

          An analysis of our business segment information and reconciliation to the accompanying Consolidated Financial Statements is as follows:

	North American Records and Information Management Business	North American Data Management Business	International Business	Corporate and Other	Total Consolidated
2011
Total Revenues	$1,816,484	$404,766	$785,560	$7,893	$3,014,703
Depreciation and Amortization	163,357	17,357	104,815	33,970	319,499
Depreciation	151,505	16,995	88,432	33,706	290,638
Amortization	11,852	362	16,383	264	28,861
Adjusted OIBDA	705,869	246,900	164,212	(166,542)	950,439
Total Assets(1)	3,465,227	612,531	1,646,701	316,799	6,041,258
Expenditures for Segment Assets	124,210	14,869	152,064	14,961	306,104
Capital Expenditures	103,367	13,971	76,856	14,961	209,155
Cash Paid for Acquisitions, Net of Cash Acquired	4,538	898	69,810	—	75,246
Additions to Customer Relationship and Acquisition Costs	16,305	—	5,398	—	21,703
2012
Total Revenues	1,781,599	404,253	806,692	12,711	3,005,255
Depreciation and Amortization	163,375	17,841	103,393	31,735	316,344
Depreciation	151,471	17,034	80,493	31,600	280,598
Amortization	11,904	807	22,900	135	35,746
Adjusted OIBDA	666,955	243,908	173,620	(172,266)	912,217
Total Assets(1)	3,557,496	630,622	1,854,050	316,171	6,358,339
Expenditures for Segment Assets	138,837	26,243	191,360	38,249	394,689
Capital Expenditures	98,169	13,106	91,159	38,249	240,683
Cash Paid for Acquisitions, Net of Cash Acquired	21,770	6,356	97,008	—	125,134
Additions to Customer Relationship and Acquisition Costs	18,898	6,781	3,193	—	28,872
2013
Total Revenues	1,770,533	396,519	845,599	13,272	3,025,923
Depreciation and Amortization	165,097	19,956	105,485	31,499	322,037
Depreciation	150,557	19,652	81,279	31,368	282,856
Amortization	14,540	304	24,206	131	39,181
Adjusted OIBDA	646,875	235,380	206,003	(192,377)	895,881
Total Assets(1)	3,702,195	676,177	2,015,412	259,221	6,653,005
Expenditures for Segment Assets	319,419	20,678	218,903	75,586	634,586
Capital Expenditures	96,545	12,929	102,235	75,586	287,295
Cash Paid for Acquisitions, Net of Cash Acquired	205,251	6,791	105,058	—	317,100
Additions to Customer Relationship and Acquisition Costs	17,623	958	11,610	—	30,191
(1)
Excludes all intercompany receivables or payables and investment in subsidiary balances.

        The accounting policies of the reportable segments are the same as those described in Note 2. Adjusted OIBDA for each segment is defined as operating income before depreciation, amortization, intangible impairments, (gain) loss on disposal/write-down of property, plant and equipment, net and REIT Costs (defined below) directly attributable to the segment. Internally, we use Adjusted OIBDA as the basis for evaluating the performance of, and allocating resources to, our operating segments.

        A reconciliation of Adjusted OIBDA to income from continuing operations before provision (benefit) for income taxes on a consolidated basis is as follows:

	Year Ended December 31,
	2011	2012	2013
Adjusted OIBDA	$950,439	$912,217	$895,881
Less: Depreciation and Amortization	319,499	316,344	322,037
Intangible Impairments (See Note 2.g. and Note 14)	46,500	—	—
(Gain) Loss on Disposal/Write-down of Property, Plant and Equipment, Net	(2,286)	4,400	(1,417)
REIT Costs(1)	15,527	34,446	82,867
Interest Expense, Net	205,256	242,599	254,174
Other Expense (Income), Net	13,043	16,062	75,202

Income from Continuing Operations before Provision (Benefit) for Income Taxes	$352,900	$298,366	$163,018

(1)
Includes costs associated with our 2011 proxy contest, the previous work of the former Strategic Review Special Committee of the board of directors and the proposed REIT conversion ("REIT Costs").

        Information as to our operations in different geographical areas is as follows:

	Year Ended December 31,
	2011	2012	2013
Revenues:
United States	$1,984,805	$1,949,979	$1,939,607
United Kingdom	307,905	290,044	275,343
Canada	244,337	248,583	240,716
Other International	477,656	516,649	570,257

Total Revenues	$3,014,703	$3,005,255	$3,025,923

Long-lived Assets:
United States	$3,306,574	$3,359,560	$3,645,211
United Kingdom	529,239	529,336	520,255
Canada	434,517	445,699	413,821
Other International	856,478	999,652	1,140,111

Total Long-lived Assets	$5,126,808	$5,334,247	$5,719,398

        Information as to our revenues by product and service lines is as follows:

	Year Ended December 31,
	2011	2012	2013
Revenues:
Records Management(1)(2)	$2,201,748	$2,212,401	$2,245,794
Data Management(1)(3)	504,038	524,627	527,091
Information Destruction(1)(4)	308,917	268,227	253,038

Total Revenues	$3,014,703	$3,005,255	$3,025,923

(1)
Each of the offerings within our product and service lines has a component of revenue that is storage rental related and a component that is service revenues, except the Destruction service offering, which does not have a storage component.

(2)
Includes Business Records Management, Compliant Records Management and Consulting Services, DMS, Fulfillment Services, Health Information Management Solutions, Energy Data Services, Dedicated Facilities Management and Technology Escrow Services.

(3)
Includes Data Protection & Recovery Services and Entertainment Services.

(4)
Includes Secure Shredding and Compliant Information Destruction.